Transactions with Related Parties - Additional Information (Details) ¥ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of financing guaranteed			10.00%
CMV
Disclosure of transactions between related parties [line items]
Investments in associated companies			$ 8.5	$ 1.3
Loans issued	$ 36.9	¥ 253.0
Loan interest rate	2.90%
Loan maturity	January 2027	January 2027
Contractual right to receive additional compensation	$ 41.4		0.8
CMV | Accounts and Other Receivables
Disclosure of transactions between related parties [line items]
Related party loan balance payable			5.5
CMV | Other Financial Loss
Disclosure of transactions between related parties [line items]
Impairment loss	5.2
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed			$ 45.0
Viking Yidun | Accommodation Agreement
Disclosure of transactions between related parties [line items]
Operating expenses related to non-lease components and variable lease payments	$ 3.5